ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 5.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(a) (Cost $3,646,395)	3,646,395	$3,646,395

Total Investments – 5.9% (Cost $3,646,395)		3,646,395
Other Assets in Excess of Liabilities – 94.1%		57,716,613
Net Assets – 100.0%		$61,363,008

OBFR - Overnight Bank Funding Rate

(a)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,646,395	$–	$–	$3,646,395
Swaps†	–	–	–	–
Total	$3,646,395	$–	$–	$3,646,395

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$–	$(311,657)	$–	$(311,657)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	5.9%
Total Investments	5.9
Other Assets in Excess of Liabilities	94.1
Net Assets	100.0%

Total return swap contracts outstanding as of September 30, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 1.75%	Monthly	9/22/2026	$73,852,189	$73,540,532	$(311,657)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	49,437,150	49,437,150	–
Net Unrealized Depreciation						$(311,657)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2024, cash in the amount of $46,073,578 has been segregated as collateral from the broker for swap contracts.